Average Annual Total Returns - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
	Mar. 01, 2024
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.81%
Since Inception	(6.56%)	[1]
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.45%
Since Inception	(8.20%)	[1]
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.65%
Since Inception	(5.60%)	[1]
IXW40
Average Annual Return:
Past 1 year	2.99%
Since Inception	(6.33%)	[1]

[1]	AFrom August 13, 2021.